Organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization [Abstract]
Schedule of Directors and Executive Officers
	Class A Ordinary Shares		Class B Ordinary Shares		Total
	Beneficially Owned		Beneficially Owned		Voting
	Number	Percent	Number	Percent	Power*
Directors and Executive Officers:
Son I Tam	14,500	0.54%	10,774,000	100%	98.79%
Ut Ha Lei	-	-	-	-	-
Siu Keung Yeung	-	-	-	-	-
Kewei Joshua Cui	-	-	-	-	-
Ming Yin Gordon Au Yeung	-	-	-	-	-
All directors and executive officers as a group	14,500	0.54%	10,774,000	100%	98.79%

5% Principal Shareholders:
Son I Tam	14,500	0.54%	10,774,000	100%	98.79%

*	Represents the voting power with respect to all of our Class A Ordinary Shares and Class B Ordinary Shares, voting as a single class. According to our Second Amended Memorandum and Articles of Association, holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of the Company, and holders of Class B Ordinary Shares are entitled to 20 votes per share on all matters subject to the vote at general meetings of the Company.